Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

1. Business

Our Company

Alteryx, Inc. and its subsidiaries, or we, our, or us, are a leading provider of self-service data analytics software. Our software platform enables organizations to dramatically improve business outcomes and the productivity of their business analysts. Our subscription-based platform allows organizations to easily prepare, blend, and analyze data from a multitude of sources and more quickly benefit from data-driven decisions. The ease-of-use, speed, and sophistication that our platform provides is enhanced through intuitive and highly repeatable visual workflows. We aim to make our platform as ubiquitous in the workplace as spreadsheets are today.

Initial Public Offering

In March 2017, we completed an initial public offering, or IPO, of our Class A common stock. In connection with the IPO, we sold 10.4 million shares of Class A common stock, which included the exercise in full of the underwriters’ option to purchase an additional 1.4 million shares in April 2017, at $14.00 per share for aggregate net proceeds of $131.4 million after underwriting discounts and commissions and offering expenses. Prior to the closing of the IPO, all shares of common stock then outstanding were reclassified as Class B common stock and all shares of our then outstanding convertible preferred stock held prior to the IPO were converted into Class B common stock. See Note 5 for further discussion of our Class A and Class B common stock.

As of June 30, 2017, we had 10.7 million and 48.0 million shares of Class A common stock and Class B common stock issued and outstanding, respectively.

Basis of Presentation

Our interim condensed consolidated financial statements are presented in accordance with accounting standards generally accepted in the United States of America, or U.S. GAAP, for interim financial information. Certain information and disclosures normally included in consolidated financial statements presented in accordance with U.S. GAAP have been condensed or omitted. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes for the year ended December 31, 2016 included in our final prospectus related to our IPO dated March 23, 2017, or the Prospectus, filed with the Securities and Exchange Commission, or SEC, pursuant to Rule 424(b) under the Securities Act of 1933, as amended, or the Securities Act. The unaudited interim condensed consolidated financial statements have been prepared on a basis consistent with that used to prepare the audited annual consolidated financial statements and reflect all adjustments which are, in the opinion of our management, of a normal recurring nature and necessary for a fair statement of the condensed consolidated financial statements.

The operating results for the six months ended June 30, 2017 are not necessarily indicative of the results expected for the full year ending December 31, 2017.

1. Organization and Nature of Operations

Alteryx, Inc. was initially organized in California in March 1997 as SRC, LLC, commenced principal operations in November 1997, changed its name to Alteryx, LLC in March 2010, and converted into a Delaware corporation in March 2011 under the name Alteryx, Inc. Alteryx, Inc. and its subsidiaries, or we, our, or us, are headquartered in Irvine, California.

We are a provider of self-service data analytics software. Our software platform enables organizations to improve business outcomes and the productivity of their business analysts. Our subscription-based platform allows organizations to prepare, blend, and analyze data from a multitude of sources and benefit from data-driven decisions. The ease-of-use, speed, and sophistication that our platform provides is enhanced through intuitive and highly repeatable visual workflows.

We have incurred cumulative losses from operations and had an accumulated deficit of $61.8 million and $86.0 million as of December 31, 2015 and 2016, respectively. We believe that our existing cash and cash equivalents and short-term investments and any positive cash flows from operations will be sufficient to support our working capital and capital expenditure requirements through at least March 31, 2018. To the extent existing cash and cash equivalents and short-term investments and cash from operations are not sufficient to fund future activities, we may need to raise additional funds. If we are unable to raise additional capital when desired, our business, operating results, and financial condition could be adversely affected.